UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-10155

AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	12-31

Date of reporting period:	09-30-2011

ITEM 1.  SCHEDULE OF INVESTMENTS.

American Century Investments®

Quarterly Portfolio Holdings

VP Inflation Protection Fund

September 30, 2011

VP Inflation Protection - Schedule of Investments
SEPTEMBER 30, 2011 (UNAUDITED)

	Principal Amount		Value

U.S. TREASURY SECURITIES — 55.3%

FIXED-RATE U.S. TREASURY SECURITIES — 54.9%
U.S. Treasury Inflation Indexed Bonds, 2.375%, 1/15/25(1)		$29,009,992	$35,890,814
U.S. Treasury Inflation Indexed Bonds, 2.00%, 1/15/26(1)		43,831,480	52,173,180
U.S. Treasury Inflation Indexed Bonds, 2.375%, 1/15/27(1)		39,105,101	48,976,089
U.S. Treasury Inflation Indexed Bonds, 1.75%, 1/15/28(1)		19,878,598	23,066,946
U.S. Treasury Inflation Indexed Bonds, 3.625%, 4/15/28(1)		40,375,323	58,162,550
U.S. Treasury Inflation Indexed Bonds, 2.50%, 1/15/29(1)		26,564,090	34,139,000
U.S. Treasury Inflation Indexed Bonds, 3.875%, 4/15/29(1)		44,142,710	66,510,660
U.S. Treasury Inflation Indexed Bonds, 3.375%, 4/15/32(1)		7,612,719	11,250,176
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/40(1)		22,048,541	28,122,230
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/41(1)		30,954,900	39,694,830
U.S. Treasury Inflation Indexed Notes, 1.875%, 7/15/13(1)		2,399,088	2,512,296
U.S. Treasury Inflation Indexed Notes, 2.00%, 1/15/14(1)		7,618,729	8,091,921
U.S. Treasury Inflation Indexed Notes, 1.25%, 4/15/14(1)		4,270,840	4,475,042
U.S. Treasury Inflation Indexed Notes, 2.00%, 7/15/14(1)		10,911,114	11,740,533
U.S. Treasury Inflation Indexed Notes, 1.625%, 1/15/15(1)		10,620,925	11,429,942
U.S. Treasury Inflation Indexed Notes, 0.50%, 4/15/15(1)		21,896,280	22,787,524
U.S. Treasury Inflation Indexed Notes, 1.875%, 7/15/15(1)		24,744,210	27,172,236
U.S. Treasury Inflation Indexed Notes, 2.00%, 1/15/16(1)		22,769,600	25,309,845
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/16(1)		10,237,000	10,575,302
U.S. Treasury Inflation Indexed Notes, 2.50%, 7/15/16(1)		30,210,030	34,713,228
U.S. Treasury Inflation Indexed Notes, 2.375%, 1/15/17(1)		8,291,626	9,537,965
U.S. Treasury Inflation Indexed Notes, 2.625%, 7/15/17(1)		14,414,195	16,989,608
U.S. Treasury Inflation Indexed Notes, 1.625%, 1/15/18(1)		12,349,970	13,832,930
U.S. Treasury Inflation Indexed Notes, 1.375%, 7/15/18(1)		5,239,350	5,814,452
U.S. Treasury Inflation Indexed Notes, 2.125%, 1/15/19(1)		4,999,185	5,830,300
U.S. Treasury Inflation Indexed Notes, 1.875%, 7/15/19(1)		7,407,960	8,538,252
U.S. Treasury Inflation Indexed Notes, 1.375%, 1/15/20(1)		22,570,488	25,157,269
U.S. Treasury Inflation Indexed Notes, 1.25%, 7/15/20(1)		40,719,516	45,026,867
U.S. Treasury Inflation Indexed Notes, 1.125%, 1/15/21(1)		63,322,514	69,219,423
U.S. Treasury Inflation Indexed Notes, 0.625%, 7/15/21(1)		5,534,186	5,782,793

			762,524,203

ZERO-COUPON U.S. TREASURY SECURITIES (2) — 0.4%
AID (Israel), 0.00%, 5/1/15(1)(3)		5,000,000	4,837,935

TOTAL U.S. TREASURY SECURITIES (Cost $673,195,923)			767,362,138

SOVEREIGN GOVERNMENTS AND AGENCIES — 18.0%

AUSTRALIA — 1.9%
Government of Australia, Inflation Linked, 4.00%, 8/20/20	AUD	15,000,000	25,864,621

CANADA — 1.8%
Government of Canada, Inflation Linked, 4.25%, 12/1/26(1)	CAD	17,084,750	25,213,824

FRANCE — 2.4%
Government of France, Inflation Linked, 2.25%, 7/25/20	EUR	21,808,127	32,957,588

VP Inflation Protection - Schedule of Investments
SEPTEMBER 30, 2011 (UNAUDITED)

	Principal Amount		Value

GERMANY — 4.1%
German Federal Republic, Inflation Linked, 2.25%, 4/15/13	EUR	20,022,111	$27,983,953
German Federal Republic, Inflation Linked, 1.75%, 4/15/20		19,264,800	29,103,448

			57,087,401

JAPAN — 2.0%
Government of Japan, CPI Linked Bond, 1.10%, 12/10/16	JPY	2,085,300,000	27,692,016

MULTI-NATIONAL — 1.0%
International Bank for Reconstruction & Development, 7.625%, 1/19/23(1)		$9,500,000	14,179,757

UNITED KINGDOM — 4.8%
Govenment of United Kingdom, Inflation Linked, 2.50%, 8/16/13	GBP	5,885,000	26,034,567
Govenment of United Kingdom, Inflation Linked, 2.50%, 7/26/16		2,600,000	13,726,487
Govenment of United Kingdom, Inflation Linked, 1.25%, 11/22/17		15,155,500	27,174,575

			66,935,629

TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $230,843,888)			249,930,836

CORPORATE BONDS — 9.6%

AEROSPACE AND DEFENSE — 0.3%
L-3 Communications Corp., 5.20%, 10/15/19(1)		$500,000	529,087
Lockheed Martin Corp., 2.125%, 9/15/16(1)		900,000	896,511
Lockheed Martin Corp., 4.25%, 11/15/19(1)		2,000,000	2,181,162

			3,606,760

BEVERAGES — 0.5%
Anheuser-Busch InBev Worldwide, Inc., 7.75%, 1/15/19(1)		1,430,000	1,861,896
Anheuser-Busch InBev Worldwide, Inc., 5.375%, 1/15/20(1)		1,200,000	1,402,303
Coca-Cola Co. (The), 3.625%, 3/15/14(1)		1,220,000	1,301,913
Coca-Cola Refreshments USA, Inc., 4.25%, 3/1/15(1)		1,150,000	1,263,624
Dr Pepper Snapple Group, Inc., 2.90%, 1/15/16(1)		1,140,000	1,179,093

			7,008,829

BIOTECHNOLOGY — 0.1%
Amgen, Inc., 5.85%, 6/1/17(1)		1,020,000	1,217,653

CAPITAL MARKETS — 0.1%
Bank of New York Mellon Corp. (The), 2.50%, 1/15/16(1)		2,000,000	2,043,418

CHEMICALS — 0.1%
Dow Chemical Co. (The), 2.50%, 2/15/16(1)		1,180,000	1,163,965

COMMERCIAL BANKS — 0.2%
Capital One Financial Corp., 3.15%, 7/15/16		900,000	892,559
Northern Trust Co. (The), 6.50%, 8/15/18(1)		750,000	891,025
PNC Funding Corp., 3.625%, 2/8/15(1)		370,000	388,624

			2,172,208

VP Inflation Protection - Schedule of Investments
SEPTEMBER 30, 2011 (UNAUDITED)

	Principal Amount	Value

COMMERCIAL SERVICES AND SUPPLIES — 0.1%
Republic Services, Inc., 3.80%, 5/15/18(1)	$750,000	$781,875

COMMUNICATIONS EQUIPMENT — 0.1%
Cisco Systems, Inc., 5.90%, 2/15/39(1)	835,000	1,009,305

CONSUMER FINANCE — 0.2%
Credit Suisse (New York), 5.30%, 8/13/19(1)	1,370,000	1,387,991
Credit Suisse AG, 5.40%, 1/14/20(1)	360,000	346,854
PNC Bank N.A., 6.00%, 12/7/17(1)	500,000	550,508

		2,285,353

DIVERSIFIED FINANCIAL SERVICES — 1.0%
Bank of America Corp., 6.50%, 8/1/16(1)	1,780,000	1,770,509
Bank of America Corp., 5.75%, 12/1/17(1)	510,000	479,278
Citigroup, Inc., 6.01%, 1/15/15(1)	1,480,000	1,574,794
Citigroup, Inc., 4.59%, 12/15/15(1)	2,000,000	2,056,644
General Electric Capital Corp., 3.75%, 11/14/14(1)	1,790,000	1,870,855
General Electric Capital Corp., 6.00%, 8/7/19(1)	1,430,000	1,614,168
General Electric Capital Corp., 4.375%, 9/16/20(1)	370,000	377,716
Goldman Sachs Group, Inc. (The), 7.50%, 2/15/19(1)	1,610,000	1,801,165
Goldman Sachs Group, Inc. (The), 5.375%, 3/15/20(1)	660,000	657,367
Morgan Stanley, 4.20%, 11/20/14(1)	1,250,000	1,223,915
Morgan Stanley, 7.30%, 5/13/19(1)	280,000	289,285

		13,715,696

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.7%
AT&T, Inc., 6.70%, 11/15/13(1)	1,000,000	1,111,561
AT&T, Inc., 5.10%, 9/15/14(1)	770,000	846,573
AT&T, Inc., 6.55%, 2/15/39(1)	1,220,000	1,453,435
British Telecommunications plc, 5.95%, 1/15/18(1)	1,000,000	1,114,640
Deutsche Telekom International Finance BV, 6.75%, 8/20/18(1)	1,470,000	1,741,456
Telecom Italia Capital SA, 6.18%, 6/18/14(1)	1,800,000	1,793,091
Verizon Communications, Inc., 6.10%, 4/15/18(1)	1,280,000	1,530,057

		9,590,813

FOOD AND STAPLES RETAILING — 0.5%
CVS Caremark Corp., 6.60%, 3/15/19(1)	1,730,000	2,109,934
Wal-Mart Stores, Inc., 2.875%, 4/1/15(1)	680,000	718,443
Wal-Mart Stores, Inc., 3.625%, 7/8/20(1)	1,000,000	1,072,982
Wal-Mart Stores, Inc., 3.25%, 10/25/20(1)	1,720,000	1,787,945
Wal-Mart Stores, Inc., 5.625%, 4/15/41(1)	1,300,000	1,612,553

		7,301,857

FOOD PRODUCTS — 0.4%
HJ Heinz Co., 2.00%, 9/12/16	830,000	833,967
Kraft Foods, Inc., 6.125%, 2/1/18(1)	900,000	1,058,900
Kraft Foods, Inc., 5.375%, 2/10/20(1)	2,400,000	2,724,298
Mead Johnson Nutrition Co., 5.90%, 11/1/39(1)	500,000	595,015

		5,212,180

VP Inflation Protection - Schedule of Investments
SEPTEMBER 30, 2011 (UNAUDITED)

	Principal Amount	Value

GAS UTILITIES — 0.2%
Enterprise Products Operating LLC, 3.70%, 6/1/15(1)	$750,000	$784,232
Kinder Morgan Energy Partners LP, 5.30%, 9/15/20(1)	1,310,000	1,424,231
Williams Partners LP, 4.125%, 11/15/20(1)	550,000	547,542

		2,756,005

HEALTH CARE EQUIPMENT AND SUPPLIES — 0.3%
Medtronic, Inc., 3.00%, 3/15/15(1)	2,030,000	2,152,054
St. Jude Medical, Inc., 2.50%, 1/15/16(1)	500,000	514,174
Stryker Corp., 3.00%, 1/15/15(1)	550,000	580,665
Stryker Corp., 2.00%, 9/30/16(1)	1,190,000	1,198,001

		4,444,894

HEALTH CARE PROVIDERS AND SERVICES — 0.2%
Express Scripts, Inc., 6.25%, 6/15/14(1)	870,000	958,602
Express Scripts, Inc., 3.125%, 5/15/16(1)	850,000	859,720
Express Scripts, Inc., 7.25%, 6/15/19(1)	1,000,000	1,229,429

		3,047,751

INDUSTRIAL CONGLOMERATES — 0.2%
General Electric Co., 5.00%, 2/1/13(1)	1,000,000	1,047,749
General Electric Co., 5.25%, 12/6/17(1)	1,100,000	1,224,772

		2,272,521

INSURANCE — 0.3%
Boeing Capital Corp., 2.125%, 8/15/16(1)	1,190,000	1,206,351
Hartford Financial Services Group, Inc., 6.30%, 3/15/18(1)	670,000	694,174
MetLife, Inc., 6.75%, 6/1/16(1)	1,055,000	1,215,350
Prudential Financial, Inc., 2.75%, 1/14/13(1)	500,000	504,607
Prudential Financial, Inc., 5.77%, 11/2/20(1)	303,000	303,461

		3,923,943

INTERNET SOFTWARE AND SERVICES — 0.1%
eBay, Inc., 3.25%, 10/15/20(1)	1,450,000	1,446,165

IT SERVICES — 0.2%
International Business Machines Corp., 2.00%, 1/5/16(1)	2,000,000	2,032,062
International Business Machines Corp., 1.95%, 7/22/16	1,310,000	1,323,924

		3,355,986

LIFE SCIENCES TOOLS AND SERVICES — 0.1%
Thermo Fisher Scientific, Inc., 3.20%, 3/1/16(1)	2,000,000	2,104,334

MACHINERY — 0.1%
Deere & Co., 5.375%, 10/16/29(1)	750,000	939,496

MEDIA — 0.9%
Comcast Corp., 5.90%, 3/15/16(1)	1,150,000	1,317,761
Comcast Corp., 6.50%, 11/15/35(1)	890,000	1,032,079
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 4.75%, 10/1/14(1)	620,000	672,480
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 3.55%, 3/15/15(1)	1,150,000	1,200,906
NBCUniversal Media LLC, 5.15%, 4/30/20(1)	2,050,000	2,254,914

VP Inflation Protection - Schedule of Investments
SEPTEMBER 30, 2011 (UNAUDITED)

	Principal Amount	Value

NBCUniversal Media LLC, 4.375%, 4/1/21	$1,170,000	$1,205,849
News America, Inc., 6.90%, 8/15/39(1)	1,130,000	1,294,252
Time Warner Cable, Inc., 8.25%, 2/14/14(1)	670,000	762,182
Time Warner Cable, Inc., 6.75%, 7/1/18(1)	1,700,000	1,983,026
Time Warner, Inc., 4.875%, 3/15/20(1)	1,150,000	1,227,089

		12,950,538

METALS AND MINING — 0.2%
Anglo American Capital plc, 4.45%, 9/27/20(1)(4)	210,000	211,017
Barrick Finance LLC, 4.40%, 5/30/21	920,000	946,660
Newmont Mining Corp., 6.25%, 10/1/39(1)	1,060,000	1,204,862
Rio Tinto Finance USA Ltd., 3.75%, 9/20/21	750,000	749,741

		3,112,280

MULTI-UTILITIES — 0.5%
Dominion Resources, Inc., 6.40%, 6/15/18(1)	1,770,000	2,134,351
Duke Energy Ohio, Inc., 2.10%, 6/15/13(1)	730,000	743,169
FirstEnergy Solutions Corp., 6.05%, 8/15/21(1)	1,000,000	1,111,000
Pacific Gas & Electric Co., 6.25%, 12/1/13(1)	1,000,000	1,104,342
Pacific Gas & Electric Co., 5.80%, 3/1/37(1)	562,000	657,078
PG&E Corp., 5.75%, 4/1/14(1)	680,000	746,362
Sempra Energy, 6.50%, 6/1/16(1)	570,000	668,005

		7,164,307

OIL, GAS AND CONSUMABLE FUELS — 0.9%
Chevron Corp., 3.95%, 3/3/14	1,220,000	1,315,330
ConocoPhillips, 4.75%, 2/1/14(1)	3,060,000	3,332,101
EOG Resources, Inc., 2.50%, 2/1/16(1)	2,700,000	2,760,329
Nexen, Inc., 6.20%, 7/30/19(1)	735,000	840,806
Occidental Petroleum Corp., 2.50%, 2/1/16(1)	2,000,000	2,086,968
Occidental Petroleum Corp., 1.75%, 2/15/17	600,000	596,704
Shell International Finance BV, 4.30%, 9/22/19(1)	1,260,000	1,419,551
Talisman Energy, Inc., 7.75%, 6/1/19(1)	600,000	738,875

		13,090,664

PHARMACEUTICALS — 0.3%
Abbott Laboratories, 5.30%, 5/27/40(1)	280,000	335,936
Pfizer, Inc., 7.20%, 3/15/39(1)	1,000,000	1,469,447
Roche Holdings, Inc., 6.00%, 3/1/19(1)(4)	2,040,000	2,499,196

		4,304,579

REAL ESTATE INVESTMENT TRUSTS (REITs)†
HCP, Inc., 5.375%, 2/1/21	500,000	503,275

SOFTWARE — 0.2%
Adobe Systems, Inc., 3.25%, 2/1/15(1)	1,500,000	1,576,857
Oracle Corp., 5.75%, 4/15/18(1)	1,600,000	1,910,965

		3,487,822

SPECIALTY RETAIL — 0.3%
Home Depot, Inc. (The), 4.40%, 4/1/21(1)	2,400,000	2,616,840

VP Inflation Protection - Schedule of Investments
SEPTEMBER 30, 2011 (UNAUDITED)

	Principal Amount	Value

Lowe's Cos., Inc., 2.125%, 4/15/16(1)	$1,070,000	$1,087,016

		3,703,856

WIRELESS TELECOMMUNICATION SERVICES — 0.3%
America Movil SAB de CV, 5.00%, 3/30/20(1)	450,000	479,700
Cellco Partnership / Verizon Wireless Capital LLC, 5.55%, 2/1/14(1)	2,347,000	2,570,035
Cellco Partnership / Verizon Wireless Capital LLC, 8.50%, 11/15/18(1)	720,000	961,813

		4,011,548

TOTAL CORPORATE BONDS (Cost $126,534,378)		133,729,876

U.S. GOVERNMENT AGENCY SECURITIES — 6.7%

FHLB, 4.875%, 5/17/17(1)	1,030,000	1,231,651
FHLB, 5.375%, 9/30/22(1)	3,500,000	4,375,826
FHLMC, 4.875%, 6/13/18(1)	30,550,000	36,631,497
FHLMC, 3.75%, 3/27/19(1)	9,000,000	10,197,648
FNMA, 1.25%, 9/28/16(1)	21,000,000	21,006,195
FNMA, 5.00%, 2/13/17(1)	5,000,000	5,935,395
FNMA, 6.625%, 11/15/30(1)	9,000,000	13,450,995

TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $87,550,886)		92,829,207

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(5) — 3.6%

FHLMC, 4.50%, 4/1/41	47,068,541	50,068,180
GNMA, 6.00%, 6/20/17(1)	49,055	51,555
GNMA, 6.00%, 7/20/17(1)	51,731	54,865

TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $50,176,689)		50,174,600

COMMERCIAL MORTGAGE-BACKED SECURITIES(5) — 3.6%

Banc of America Commercial Mortgage, Inc., Series 2004-1, Class A4 SEQ, 4.76%, 11/10/39(1)	2,445,000	2,562,075
Banc of America Commercial Mortgage, Inc., Series 2005-5, Class A4, VRN, 5.12%, 10/10/11(1)	2,100,000	2,295,840
Banc of America Commercial Mortgage, Inc., Series 2005-5, Class AM, VRN, 5.18%, 10/10/11(1)	2,100,000	2,117,085
Credit Suisse Mortgage Capital Certificates, Series 2007-TF2A, Class A1, VRN, 0.41%, 10/15/11(1)(4)	2,342,694	2,123,234
GE Capital Commercial Mortgage Corp., Series 2005-C3, Class A5, VRN, 4.98%, 10/10/11(1)	1,250,000	1,256,954

VP Inflation Protection - Schedule of Investments
SEPTEMBER 30, 2011 (UNAUDITED)

	Principal Amount	Value

Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A3 SEQ, 4.57%, 8/10/42(1)	$2,230,000	$2,250,994
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A4, VRN, 4.80%, 10/10/11(1)	1,500,000	1,585,423
GS Mortgage Securities Corp. II, Series 2004-GG2, Class A6 SEQ, VRN, 5.40%, 10/10/11(1)	6,500,000	6,925,779
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4 SEQ, 4.76%, 7/10/39(1)	2,050,000	2,167,405
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4A SEQ, 4.75%, 7/10/39(1)	7,050,000	7,506,294
LB-UBS Commercial Mortgage Trust, Series 2004-C4, Class A4, VRN, 5.50%, 10/15/11(1)	1,900,000	2,045,519
LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class A3 SEQ, 4.65%, 7/15/30(1)	1,556,371	1,565,132
LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class AJ SEQ, 4.84%, 7/15/40(1)	1,500,000	1,276,878
LB-UBS Commercial Mortgage Trust, Series 2005-C5, Class AM, VRN, 5.02%, 10/15/11(1)	2,000,000	1,963,649
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class AM SEQ, VRN, 5.26%, 10/15/11(1)	2,200,000	2,226,708
Lehman Brothers Floating Rate Commercial Mortgage Trust, Series 2007-LLFA, Class A1, VRN, 0.53%, 10/15/11(1)(4)	4,658,449	4,549,468
Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class A6A, VRN, 5.11%, 10/15/11(1)	5,417,472	5,504,073
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $50,365,643)		49,922,510

COLLATERALIZED MORTGAGE OBLIGATIONS(5) — 2.2%

PRIVATE SPONSOR COLLATERALIZED MORTGAGE OBLIGATIONS — 2.0%
ABN Amro Mortgage Corp., Series 2003-4, Class A4, 5.50%, 3/25/33	2,242,210	2,321,309
ABN Amro Mortgage Corp., Series 2003-6, Class 1A4, 5.50%, 5/25/33	2,212,648	2,307,581
Banc of America Mortgage Securities, Inc., Series 2004-4, Class 2A1 SEQ, 5.50%, 5/25/34(1)	757,249	760,837
Banc of America Mortgage Securities, Inc., Series 2004-7, Class 7A1, 5.00%, 8/25/19(1)	1,323,330	1,354,177
Cendant Mortgage Corp., Series 2003-6, Class A3, 5.25%, 7/25/33(1)	2,500,000	2,574,424
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2003-35, Class 1A3 SEQ, 5.00%, 9/25/18(1)	1,222,329	1,275,126
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-5, Class 2A4, 5.50%, 5/25/34	1,172,076	1,217,845
MASTR Asset Securitization Trust, Series 2003-10, Class 3A1, 5.50%, 11/25/33(1)	2,722,879	2,843,905
PHHMC Mortgage Pass-Through Certificates, Series 2007-6, Class A1, VRN, 6.14%, 10/18/11	2,403,536	2,479,064
Sequoia Mortgage Trust, Series 2011-1, Class A1, VRN, 4.125%, 10/25/11	1,853,877	1,853,392

VP Inflation Protection - Schedule of Investments
SEPTEMBER 30, 2011 (UNAUDITED)

	Shares/ Principal Amount	Value

Wamu Mortgage Pass-Through Certificates, Series 2003-S11, Class 3A5, 5.95%, 11/25/33(1)	$2,448,902	$2,596,314
Wells Fargo Mortgage-Backed Securities Trust, Series 2003-17, Class 1A14, 5.25%, 1/25/34(1)	1,709,845	1,798,322
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-1, Class A10, 5.50%, 2/25/34(1)	2,807,044	2,962,491
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-3, Class 3A1, 5.50%, 4/25/22	1,730,007	1,787,922

		28,132,709

U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS — 0.2%
GNMA, Series 2005-24, Class UB SEQ, 5.00%, 1/20/31(1)	239,908	240,530
NCUA Guaranteed Notes, Series 2010-C1, Class A2 SEQ, 2.90%, 10/29/20	2,000,000	2,101,022

		2,341,552

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $30,471,466)		30,474,261

COMMERCIAL PAPER(6) — 1.0%

Toyota Motor Credit Corp., 0.071%, 10/3/11	6,700,000	6,699,989
Toyota Motor Credit Corp., 0.071%, 10/5/11	7,000,000	6,999,980
TOTAL COMMERCIAL PAPER (Cost $13,699,920)		13,699,969

MUNICIPAL SECURITIES — 0.1%

Bay Area Toll Auth. Toll Bridge Rev., Series 2010 S1, (Building Bonds), 6.92%, 4/1/40(1)	350,000	458,524
Los Angeles Department of Water & Power Rev., (Building Bonds), 5.72%, 7/1/39(1)	155,000	181,948
Texas GO, (Building Bonds), 5.52%, 4/1/39(1)	690,000	870,380
TOTAL MUNICIPAL SECURITIES (Cost $1,194,527)		1,510,852

TEMPORARY CASH INVESTMENTS†

SSgA U.S. Government Money Market Fund (Cost $164,039)	164,039	164,039

VP Inflation Protection - Schedule of Investments
SEPTEMBER 30, 2011 (UNAUDITED)

TOTAL INVESTMENT SECURITIES — 100.1% (Cost $1,264,197,359)	1,389,798,288

OTHER ASSETS AND LIABILITIES — (0.1)%	(2,044,284)

TOTAL NET ASSETS — 100.0%	$1,387,754,004

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Contracts to Buy		Counterparty	Settlement Date	Value	Unrealized Gain (Loss)

6,355,501	GBP for AUD	Barclays Bank plc	10/28/11	$9,908,411	$46,266
10,832,234	GBP for AUD	Westpac Banking Corp.	10/28/11	16,887,768	78,856
1,000,000	EUR for USD	HSBC Bank plc	10/28/11	1,339,510	(34,030)

				$28,135,689	$91,092

(Value on Settlement Date $28,044,597)
Contracts to Sell		Counterparty	Settlement Date	Value	Unrealized Gain (Loss)

10,000,000	AUD for GBP	Barclays Bank plc	10/28/11	$9,649,157	$212,988
17,044,250	AUD for GBP	Westpac Banking Corp.	10/28/11	16,446,265	362,647
25,824,865	CAD for USD	Barclays Bank plc	10/28/11	24,629,235	2,681,180
32,000,000	EUR for USD	Deutsche Bank AG	10/28/11	42,864,314	3,370,246
33,954,303	EUR for USD	HSBC Bank plc	10/28/11	45,482,123	3,564,868
1,100,000	EUR for USD	HSBC Bank plc	10/28/11	1,473,461	110,957
21,000,000	GBP for USD	UBS AG	10/28/11	32,739,610	1,662,590
19,000,000	GBP for USD	HSBC Bank plc	10/28/11	29,621,552	1,500,448
20,218,150	GBP for USD	Deutsche Bank AG	10/28/11	31,520,683	1,602,712
2,120,551,876	JPY for USD	Westpac Banking Corp.	10/28/11	27,502,162	(315,948)

				$261,928,562	$14,752,688

(Value on Settlement Date $276,681,250)

TOTAL RETURN SWAP AGREEMENTS

Counterparty	Notional Amount	Floating Rate Referenced Index	Pay/Receive Total Return of Referenced Index	Fixed Rate	Termination Date	Value
Bank of America N.A.	$33,275,000	U.S. CPI Urban Consumers NSA Index	Receive	3.07%	7/24/13	$(3,094,264)
Bank of America N.A.	14,000,000	U.S. CPI Urban Consumers NSA Index	Receive	1.57%	9/8/14	(62,418)
Bank of America N.A.	6,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.33%	1/22/15	(164,493)
Bank of America N.A.	5,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.42%	4/1/18	(164,350)

VP Inflation Protection - Schedule of Investments
SEPTEMBER 30, 2011 (UNAUDITED)

Bank of America N.A.	40,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.66%	12/4/19	(2,151,550)
Bank of America N.A.	5,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.67%	4/1/22	(265,494)
Barclays Bank plc	20,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.45%	1/16/12	(117,802)
Barclays Bank plc	35,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.61%	3/13/12	(658,310)
Barclays Bank plc	11,300,000	U.S. CPI Urban Consumers NSA Index	Receive	1.84%	8/4/13	(154,490)
Barclays Bank plc	11,500,000	U.S. CPI Urban Consumers NSA Index	Receive	1.58%	9/6/13	(72,754)
Barclays Bank plc	20,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.77%	6/28/14	(1,462,272)
Barclays Bank plc	19,200,000	U.S. CPI Urban Consumers NSA Index	Receive	2.30%	1/11/16	(262,936)
Barclays Bank plc	20,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.74%	4/25/17	(1,591,078)
Barclays Bank plc	40,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.77%	4/25/18	(3,874,188)
Barclays Bank plc	30,100,000	U.S. CPI Urban Consumers NSA Index	Receive	2.90%	12/21/27	(3,803,295)

						$(17,899,694)

Notes to Schedule of Investments

AID	-	Agency for International Development
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CPI	-	Consumer Price Index
EUR	-	Euro
FHLB	-	Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GBP	-	British Pound
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
JPY	-	Japanese Yen

VP Inflation Protection - Schedule of Investments
SEPTEMBER 30, 2011 (UNAUDITED)

LB-UBS	-	Lehman Brothers, Inc. - UBS AG
MASTR	-	Mortgage Asset Securitization Transactions, Inc.
NCUA	-	National Credit Union Administration
NSA	-	Not Seasonally Adjusted
PHHMC	-	PHH Mortgage Corporation
SEQ	-	Sequential Payer
USD	-	United States Dollar
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

†	Category is less than 0.05% of total net assets.
(1)	Security, or a portion thereof, has been segregated for swap agreements. At the period end, the aggregate value of securities pledged was $17,900,000.
(2)	Security is a zero-coupon bond. Zero-coupon securities are issued at a substantial discount from their value at maturity.
(3)	Security whose principal payments are secured by the U.S. Treasury
(4)
Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $9,382,915, which represented 0.7% of total net assets.

(5)	Final maturity date indicated, unless otherwise noted.
(6)	The rate indicated is the yield to maturity at purchase.

VP Inflation Protection - Schedule of Investments
SEPTEMBER 30, 2011 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Debt securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Swap agreements are valued at an evaluated price as provided by independent pricing services or investment dealers. Forward foreign currency exchange contracts are valued at the mean of the latest bid and asked prices of the forward currency rates as provided by an independent pricing service.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

VP Inflation Protection - Schedule of Investments
SEPTEMBER 30, 2011 (UNAUDITED)

	Level 1	Level 2	Level 3

Investment Securities
U.S. Treasury Securities	—	$767,362,138	—
Sovereign Governments and Agencies	—	249,930,836	—
Corporate Bonds	—	133,729,876	—
U.S. Government Agency Securities	—	92,829,207	—
U.S. Government Agency Mortgage-Backed Securities	—	50,174,600	—
Commercial Mortgage-Backed Securities	—	49,922,510	—
Collateralized Mortgage Obligations	—	30,474,261	—
Commercial Paper	—	13,699,969	—
Municipal Securities	—	1,510,852	—
Temporary Cash Investments	$164,039	—	—

Total Value of Investment Securities	$164,039	$1,389,634,249	—

Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$14,843,780	—
Swap Agreements	—	(17,899,694)	—

Total Unrealized Gain (Loss) on Other Financial Instruments	—	$(3,055,914)	—

3. Federal Tax Information

As of September 30, 2011, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,265,526,707
Gross tax appreciation of investments	$127,503,659
Gross tax depreciation of investments	(3,232,078)
Net tax appreciation (depreciation) of investments	$124,271,581

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2.  CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.  EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	November 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	November 28, 2011

By:	/s/ Robert J. Leach
	Name:	Robert J. Leach
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	November 28, 2011